Related party consulting agreements	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related party consulting agreements

Note 16

Related party consulting agreements:

In October 2019, the Company entered into a collaboration agreement with Adya Consulting, a company founded and managed by the Company’s current Chief Operating Officer, Silvia Panigone. Pursuant to the collaboration agreement, the Company agreed to pay Adya Consulting a one-time fee of CHF 2,500 ($2,705) for due diligence activities as well as a success fee of 5% for raising funds. For the six months ended June 30, 2021 and 2020, the Company recorded fees to Adya Consulting of $82,830 included in research and development expenses and $103,553 included in general and administrative expenses, respectively, on the statement of operating and comprehensive loss. Effective May 1, 2021, Ms. Panigone has entered into an employment agreement with the Company.

In January 2017, and as subsequently amended in October 2020, the Company entered into a consulting agreement with CHG BioVenture SA, an entity controlled by Mr. Hervé Girsault, the Company’s current Head of Business Development. Pursuant to the consulting agreement, the Company agreed to pay CHG BioVenture SA a monthly fee of CHF 17,500, as well as an opportunity for a bonus of up to 15% of the annual fee, subject to the Company’s discretion. In addition, the Company has agreed to pay CHG BioVenture SA a 1% fee tied to the net proceeds actually received by the Company in certain transactions, such as, but not limited to, an M&A transaction. The consulting agreement may be terminated by either party for any reason at the end of each calendar quarter with three months’ prior written notice, or immediately if Mr. Girsault breaches the confidentiality provision. The consulting agreement also provides for a 24-month non-competition clause. The consulting agreement also provides for standard confidentiality provisions as well as reimbursement for certain expenses. For the six months ended June 30, 2021 and 2020, the Company recorded fees to CHG BioVenture SA of $82,331 and $145,314, respectively, included in general and administrative expenses on the statement of operating and comprehensive loss.

The Company has entered into a new consulting agreement starting May 1, 2021 for the continuation of Mr. Girsault’s engagement with the Company in his current role. Pursuant to the new agreements, the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.

In March 2021, the Company entered into a consulting agreement with Mr. Subhasis Roy, the Company’s current Interim Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Roy a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Roy that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause. For the six months ended June 30, 2021, the Company recorded fees to Mr. Roy of $52,298, included in general and administrative expenses on the statement of operating and comprehensive loss. The Company has entered into a new consulting agreement starting July, 2021 for the continuation of Mr. Roy’s engagement with the Company in his current role.

In February 2021, the Company entered into a consulting agreement with Mr. Eric Konofal, the Company’s current Chief Scientific Officer, pursuant to which the Company agreed to pay Mr. Konofal a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Konofal that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the six months ended June 30, 2021, the Company recorded fees to Mr. Konofal of $87,107, included in research and development expenses on the statement of operating and comprehensive loss. The Company has entered a new consulting agreement starting July 1, 2021 for the continuation of Mr. Konofal’s engagement with the Company in his current role.

In March 2021, the Company entered into a consulting agreement with Mr. Carlos Camozzi, the Company’s current Interim Medical Director, pursuant to which the Company agreed to pay Mr. Camozzi an hourly rate of CHF 230 plus 7.7% VAT for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by us in the event of a material breach by Mr. Camozzi that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the six months ended June 30, 2021, the Company recorded fees to Mr. Camozzi of $53,002, included in research and development expenses on the statement of operating and comprehensive loss.